Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 18,525	$ 19,811	$ 10,995
Goodwill acquired	14,041	0	7,737
Goodwill, Foreign Currency Translation Gain (Loss)	(74)	(911)	(190)
Goodwill, Ending Balance	$ 32,492	$ 18,525	$ 19,811